Intangible Assets - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about intangible assets [line items]
Impact of enterprise resource planning implementation costs on the income statement	$ 2.0
Computer Software [member] | Bottom of Range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	1 year
Computer Software [member] | Top of Range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Patents [member] | Top of Range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	20 years